Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incur significant costs in connection with acquiring, integrating and restructuring businesses and in connection with our global cost-reduction/productivity initiatives. For example:

•
In connection with acquisition activity, we typically incur costs associated with executing the transactions, integrating the acquired operations (which may include expenditures for consulting and the integration of systems and processes), and restructuring the combined company (which may include charges related to employees, assets and activities that will not continue in the combined company); and

•
In connection with our cost-reduction/productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems.

All of our businesses and functions may be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as groups such as information technology, shared services and corporate operations.

At the end of 2013, we had substantially completed many of the initiatives launched in prior periods. In early 2014, we announced that we would be incurring costs in 2014-2016 related to new programs: our new global commercial structure reorganization and additional cost-reduction/productivity initiatives.

We have the following initiatives underway:

•
Manufacturing plant network rationalization and optimization, where execution timelines are necessarily long. Our plant network strategy is expected to result in the exit of seven sites over the next several years. In connection with these activities, during 2014-2016, we expect to incur costs of approximately $300 million associated with prior acquisition activity and costs of approximately $1.5 billion associated with new non-acquisition-related cost-reduction initiatives. Through December 31, 2014, we incurred approximately $182 million and $292 million, respectively, associated with these initiatives.

•
New global commercial structure reorganization, which primarily includes the streamlining of certain functions, the realignment of regional locations and colleagues to support the businesses, as well as implementing the necessary system changes to support future reporting requirements. In connection with this reorganization, during 2014-2016, we expect to incur costs of approximately $300 million. Through December 31, 2014, we incurred approximately $153 million associated with this initiative.

•
Other new cost-reduction/productivity initiatives, primarily related to commercial property rationalization and consolidation. In connection with these cost-reduction activities, during 2014-2016, we expect to incur costs of approximately $850 million. Through December 31, 2014, we incurred approximately $154 million associated with this initiative.

The costs expected to be incurred during 2014-2016, of approximately $2.9 billion in total, include restructuring charges, integration costs, implementation costs and additional depreciation––asset restructuring. Of this amount, we expect that about a quarter of the charges will be non-cash.

Current-Period Key Activities

In 2014, we incurred approximately $781 million in cost-reduction and acquisition-related costs (excluding transaction costs) in connection with the aforementioned programs, primarily associated with our manufacturing and sales operations.

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Restructuring charges(a):
Employee terminations	$68	$805	$953
Asset impairments	45	165	325
Exit costs	58	68	150
Total restructuring charges	170	1,038	1,428
Transaction costs(b)	—	—	1
Integration costs(c)	80	144	381
Restructuring charges and certain acquisition-related costs	250	1,182	1,810
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(d):
Cost of sales	228	178	257
Selling, informational and administrative expenses	1	19	20
Research and development expenses	31	94	296
Total additional depreciation––asset restructuring	261	291	573
Implementation costs recorded in our consolidated statements of income as follows(e):
Cost of sales	78	53	31
Selling, informational and administrative expenses	140	145	130
Research and development expenses	52	33	231
Other (income)/deductions––net	1	—	—
Total implementation costs	270	231	392
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$781	$1,704	$2,775

(a)	In 2014, Employee terminations represent the expected reduction of the workforce by approximately 1,700 employees, mainly in manufacturing and sales.
The restructuring charges in 2014 are associated with the following:

•
Global Innovative Pharmaceutical segment (GIP) ($35 million); the Global Vaccines, Oncology and Consumer Healthcare segment (VOC) ($28 million); the Global Established Pharmaceutical segment (GEP) ($57 million); Worldwide Research and Development and Medical ($37 million); manufacturing operations ($97 million); and Corporate ($65 million), as well as $149 million of income related to the partial reversal of prior-period restructuring charges, that we are unable to directly associate with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.

The restructuring charges in 2013 are associated with the following:

•	Total operating segments ($496 million); Worldwide Research and Development and Medical ($13 million); manufacturing operations ($356 million); and Corporate ($173 million).
At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.
The restructuring charges in 2012 are associated with the following:

•	Total operating segments ($640 million); Worldwide Research and Development and Medical ($6 million income); manufacturing operations ($281 million); and Corporate ($513 million).
At the beginning of fiscal 2014, we revised our operating segments and are unable to directly associate these prior-period restructuring charges with the new individual segments.

(b)	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.

(c)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.

(d)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(e)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2013	$1,734	$—	$152	$1,886
Provision	805	165	68	1,038
Utilization and other(a)	(854)	(165)	(126)	(1,145)
Balance, December 31, 2013(b)	1,685	—	94	1,779
Provision	68	45	58	170
Utilization and other(a)	(639)	(45)	(100)	(783)
Balance, December 31, 2014(c)	$1,114	$—	$52	$1,166

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($1.0 billion) and Other noncurrent liabilities ($767 million).

(c)	Included in Other current liabilities ($735 million) and Other noncurrent liabilities ($431 million).